Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,717,300
Previously Paid Amount	0.00
Total Fee Amount	2,100.12
Total Offset Amount	0.00
Net Fee	2,100.12
Narrative - Max Aggregate Offering Price	$ 13,717,300
Final Prospectus	true